EARNINGS (LOSS) PER SHARE ("EPS" or "LPS")	6 Months Ended
Sep. 30, 2022
EARNINGS (LOSS) PER SHARE ("EPS" or "LPS")
EARNINGS (LOSS) PER SHARE ("EPS" or "LPS")

Note 16 – EARNINGS (LOSS) PER SHARE (“EPS” or “LPS”)

Basic EPS or LPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period. Diluted EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. The following table details the outstanding shares for basic and diluted net earnings per share:

	For the Six Months Ended September 30,
	2022	2021
	USD	USD
Numerator:
Net income (loss) attributable to Akso Health Group’s shareholders	810,338	(8,916,114)

Denominator:
Weighted average number of ordinary shares outstanding-basic	68,598,050	50,675,357
Weighted average number of dilutive potential ordinary shares from share options	—	—
Weighted average number of ordinary shares outstanding-diluted	68,598,050	50,675,357
Basic earnings (loss) per common share	0.01	(0.18)
Diluted earnings (loss) per common share	0.01	(0.18)